Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliations of Liabilities Arising from Financing Activities - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	RM 2,177,939	RM 1,837,832
Proceeds from borrowings		886,093
Principal	(395,744)	(545,986)
Interest charges	28,773	90,804
Subsidiary acquired
Interest paid	(28,773)	(90,804)
At end of year	1,782,195	2,177,939
Bank borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	322,599	443,174
Proceeds from borrowings
Principal	(44,429)	(120,575)
Interest charges	4,446	13,954
Subsidiary acquired
Interest paid	(4,446)	(13,954)
At end of year	278,170	322,599
Lease liabilities [member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	1,255,340	744,959
Proceeds from borrowings		886,093
Principal	(351,315)	(375,712)
Interest charges	24,327	30,288
Subsidiary acquired
Interest paid	(24,327)	(30,288)
At end of year	904,025	1,255,340
Other borrowings [Member]
Reconciliations of Liabilities Arising from Financing Activities (Details) - Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	600,000	649,699
Proceeds from borrowings
Principal		(49,699)
Interest charges		46,562
Subsidiary acquired
Interest paid		(46,562)
At end of year	RM 600,000	RM 600,000